Expense Example, No Redemption (USD $)	18 Months Ended
Jun. 30, 2013
Money Market Portfolio - Money Market Portfolio | Money Market Portfolio
Expense Example, No Redemption:
1 YEAR	$ 16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Balanced Portfolio - Balanced Portfolio | Balanced Portfolio
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Equity Index Portfolio - Equity Index Portfolio | Equity Index Portfolio
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Equity Income Portfolio - Equity Income Portfolio | Equity Income Portfolio
Expense Example, No Redemption:
1 YEAR	34
3 YEAR	106
5 YEAR	185
10 YEAR	418
Growth Portfolio - Growth Portfolio | Growth Portfolio
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	518
International Portfolio - International Portfolio | International Portfolio
Expense Example, No Redemption:
1 YEAR	50
3 YEAR	157
5 YEAR	274
10 YEAR	616
Small Company Growth Portfolio - Small Company Growth Portfolio | Small Company Growth Portfolio
Expense Example, No Redemption:
1 YEAR	45
3 YEAR	141
5 YEAR	246
10 YEAR	555
Total Bond Market Index Portfolio - Total Bond Market Index Portfolio | Total Bond Market Index Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
High Yield Bond Portfolio - High Yield Bond Portfolio | High Yield Bond Portfolio
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio | Short-Term Investment-Grade Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Capital Growth Portfolio - Capital Growth Portfolio | Capital Growth Portfolio
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	518
Diversified Value Portfolio - Diversified Value Portfolio | Diversified Value Portfolio
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Total Stock Market Index Portfolio - Total Stock Market Index Portfolio | Total Stock Market Index Portfolio
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Mid-Cap Index Portfolio - Mid-Cap Index Portfolio | Mid-Cap Index Portfolio
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
REIT Index Portfolio - REIT Index Portfolio | REIT Index Portfolio
Expense Example, No Redemption:
1 YEAR	29
3 YEAR	90
5 YEAR	157
10 YEAR	356
Conservative Allocation Portfolio - Conservative Allocation Portfolio | Conservative Allocation Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Moderate Allocation Portfolio - Moderate Allocation Portfolio | Moderate Allocation Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	$ 255